Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Working capital deficit	$ 3,500,000		$ 2,900,000
Accumulated deficit	$ 18,616,660		$ 18,010,150
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,845,200,000	827,562,500	1,773,000,000	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Assets depreciated lives	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Assets depreciated lives	7 years		7 years